PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET
9.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2016	2017
	US$	US$

Leasehold improvement	1,583,641	1,533,673
Computer equipment	566,963	814,870
Office equipment	162,462	176,160
Vehicles	-	129,907
Total	2,313,066	2,654,610
Less: accumulated depreciation	(335,407)	(859,377)
Property and equipment, net	1,977,659	1,795,233

For the years ended December 31, 2015, 2016 and 2017, depreciation expense was $63,981, $259,307 and $267,458, respectively. No impairment loss was recognized for the years ended December 31, 2015, 2016 and 2017.